Subsequent Events (Details) - USD ($)	1 Months Ended		3 Months Ended	6 Months Ended
	Aug. 31, 2015	Jan. 31, 2015	Mar. 31, 2015	Jun. 30, 2015
Subsequent Events (Textual)
Common stock issued in consideration for services				$ 113,450
Series D Preferred Stock [Member] | Peter Zachariou [Member]
Subsequent Events (Textual)
Convertible preferred stock, Shares issued upon conversion				9,856
Series D Preferred Stock [Member] | Craig Kirsch [Member]
Subsequent Events (Textual)
Convertible preferred stock, Shares issued upon conversion				1,767
Fountainhead [Member] | Series D Preferred Stock [Member]
Subsequent Events (Textual)
Convertible preferred stock, Shares issued upon conversion				26,721
Subsequent Event [Member]
Subsequent Events (Textual)
Portfolio expense			$ 65,000
Subsequent Event [Member] | Liolios Group [Member]
Subsequent Events (Textual)
Common stock issued in consideration for services	$ 3,333
Common stock issued in consideration for services, Shares	2,646
Subsequent Event [Member] | Common Stock [Member]
Subsequent Events (Textual)
Dividends per share	$ 2.15
Subsequent Event [Member] | Series D Preferred Stock [Member] | Peter Zachariou [Member]
Subsequent Events (Textual)
Common stock issued in consideration for services	$ 21,936
Common stock issued in consideration for services, Shares	2,194
Convertible preferred stock, Shares issued upon conversion	10,205
Subsequent Event [Member] | Series D Preferred Stock [Member] | Craig Kirsch [Member]
Subsequent Events (Textual)
Common stock issued in consideration for services	$ 3,932
Common stock issued in consideration for services, Shares	393
Convertible preferred stock, Shares issued upon conversion	1,828
Subsequent Event [Member] | Steven Girgenti [Member]
Subsequent Events (Textual)
Common stock issued in consideration for services	$ 5,000		$ 5,000
Common stock issued in consideration for services, Shares	3,425		2,717
Subsequent Event [Member] | Alvaro Pasual Leone [Member]
Subsequent Events (Textual)
Common stock issued in consideration for services	$ 1,563		$ 1,562
Common stock issued in consideration for services, Shares	1,184		919
Subsequent Event [Member] | Josef Zihl [Member]
Subsequent Events (Textual)
Common stock issued in consideration for services	$ 3,125		$ 3,125
Common stock issued in consideration for services, Shares	2,367		1,838
Subsequent Event [Member] | Acorn Management Partners [Member]
Subsequent Events (Textual)
Common stock issued in consideration for services		$ 25,000
Common stock issued in consideration for services, Shares		13,889
Subsequent Event [Member] | Fountainhead [Member] | Series D Preferred Stock [Member]
Subsequent Events (Textual)
Common stock issued in consideration for services	$ 59,463
Common stock issued in consideration for services, Shares	5,946
Convertible preferred stock, Shares issued upon conversion	27,656